Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Revolving credit facilities

The following table summarizes the revolving credit facilities as of December 31, 2017:

	TDS	U.S. Cellular
(Dollars in millions)
Maximum borrowing capacity	$400	$300
Letters of credit outstanding	$1	$2
Amount borrowed	$–	$–
Amount available for use	$399	$298

Financial covenants

The revolving credit agreements include the following financial covenants:

  Consolidated Interest Coverage Ratio may not be less than 3.00 to 1.00 as of the end of any fiscal quarter.
  Consolidated Leverage Ratio may not be greater than the ratios indicated as of the end of any fiscal quarter for each period specified below:
Period	Ratios

From the agreement date of June 15, 2016 through June 30, 2019	3.25 to 1.00

From July 1, 2019 and thereafter	3.00 to 1.00

Long-term debt

Long-term debt as of December 31, 2017 and 2016, was as follows:

				December 31, 2017			December 31, 2016
	Issuance date	Maturity date	Call date (any time on or after)	Principal Amount	Less Unamortized discount and debt issuance costs	Total	Principal Amount	Less Unamortized discount and debt issuance costs	Total
(Dollars in millions)
TDS:
Unsecured Senior Notes
6.625%	March 2005	March 2045	March 2010	$116	$3	$113	$116	$3	$113
6.875%	Nov 2010	Nov 2059	Nov 2015	225	7	218	225	7	218
7.000%	March 2011	March 2060	March 2016	300	9	291	300	10	290
5.875%	Dec 2012	Dec 2061	Dec 2017	195	7	188	195	7	188
Purchase contract	Oct 2001	Oct 2021		–	–	–	1	–	1
	Total Parent			$836	$26	$810	$837	$27	$810
Subsidiaries:
U.S. Cellular
Unsecured Senior Notes
6.700%	Dec 2003 and June 2004	Dec 2033	Dec 2003 and June 2004	$544	$15	$529	$544	$15	$529
6.950%	May 2011	May 2060	May 2016	342	11	331	342	11	331
7.250%	Dec 2014	Dec 2063	Dec 2019	275	10	265	275	10	265
7.250%	Nov 2015	Dec 2064	Dec 2020	300	10	290	300	10	290
Term Loan	Jul 2015	Jan 2022		203	2	201	214	2	212
Capital lease obligations				4	–	4	2	–	2
Installment payment agreement				21	1	20	–	–	–
TDS Telecom
Rural Utilities Service (RUS) and other notes				–	–	–	1	–	1
Capital lease obligations				1	–	1	1	–	1
Installment payment agreement				2	–	2	–	–	–
Other
Long-term notes		Through 2021		4	–	4	4	–	4
	Total Subsidiaries			1,696	49	1,647	1,683	48	1,635
Total long-term debt				$2,532	$75	$2,457	$2,520	$75	$2,445
Long-term debt, current						$20			$12
Long-term debt, noncurrent						$2,437			$2,433